SCHEDULE OF UNRECOGNIZED DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Property, plant and equipment	$ 407	$ 441
Loss carry-forward	20,946	22,014
Capital losses	10,141	10,976
Unrecognized deferred tax assets	$ 31,494	$ 33,431